CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividend paid per share (in dollars per share)	$ 0.88	$ 0.71	$ 0.61
Deferred Compensation Arrangement with Individual, Shares Issued	7,290	5,848	6,572
Deferred Compensation Arrangement With Shares Divested	583	1,265	621